DEBT - Notes Payable (Details) - GBP (£)			12 Months Ended
	Nov. 13, 2025	Sep. 29, 2025	Dec. 31, 2025	Dec. 31, 2024	Feb. 10, 2023
Related Party
Debt Instrument [Line Items]
Proceeds from the issuance of notes payable			£ 1,766,666	£ 0
Loans Payable | Related Party
Debt Instrument [Line Items]
Interest rate			12.00%
Accrued interest			£ 43,153
Legacy Third-Party Loan Arrangement (PIK Facility) | Notes Payable, Other Payables
Debt Instrument [Line Items]
Aggregate principal amount					£ 200,000
Add-on investment					£ 15,499
Interest rate					1.50%
Paid in kind interest rate					2.00%
Long-term debt			397,536
Long-term debt, gross			340,072
Accrued interest			£ 57,464
365-Day Third-Party Loan Facility | Loans Payable
Debt Instrument [Line Items]
Interest rate			12.00%
Accrued interest			£ 1,475
Proceeds from the issuance of notes payable	£ 100,000
Debt instrument term	365 days
365-Day Related-Party Loan Facility | Loans Payable | Related Party
Debt Instrument [Line Items]
Proceeds from the issuance of notes payable		£ 633,333
Debt instrument term		365 days
On-Demand Related-Party Loan Facility | Loans Payable | Related Party
Debt Instrument [Line Items]
Proceeds from the issuance of notes payable			£ 1,133,333
Repayment notice period			5 days